Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable securities:
Marketable securities	$ 93,794,000	$ 118,646,000	$ 184,757,000
Money market mutual funds [Member]
Marketable securities:
Marketable securities	32,468,000	1,038,000	1,919,000
U.S. agency obligations [Member]
Marketable securities:
Marketable securities	34,505,000	83,715,000	177,257,000
U.S. treasury securities [Member]
Marketable securities:
Marketable securities	26,821,000	33,893,000	5,581,000
Fair Value, Measurements, Recurring
Marketable securities:
Assets, Fair Value Disclosure		118,646,000	184,757,000
Fair Value, Measurements, Recurring | Money market mutual funds [Member]
Cash equivalents:
Cash equivalents	32,468,000	1,038,000	1,919,000
Fair Value, Measurements, Recurring | U.S. agency obligations [Member]
Cash equivalents:
Cash equivalents		3,000,000	1,561,000
Marketable securities:
Marketable securities	34,505,000	80,715,000	175,696,000
Fair Value, Measurements, Recurring | U.S. treasury securities [Member]
Marketable securities:
Marketable securities	26,821,000	33,893,000	5,581,000
Fair Value, Measurements, Recurring | Level 1 [Member]
Marketable securities:
Assets, Fair Value Disclosure		1,038,000	1,919,000
Fair Value, Measurements, Recurring | Level 1 [Member] | Money market mutual funds [Member]
Cash equivalents:
Cash equivalents		1,038,000	1,919,000
Fair Value, Measurements, Recurring | Level 1 [Member] | U.S. agency obligations [Member]
Cash equivalents:
Cash equivalents		0	0
Marketable securities:
Marketable securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 [Member] | U.S. treasury securities [Member]
Marketable securities:
Marketable securities	0	0	0
Fair Value, Measurements, Recurring | Level 2 [Member]
Marketable securities:
Assets, Fair Value Disclosure		117,608,000	182,838,000
Fair Value, Measurements, Recurring | Level 2 [Member] | Money market mutual funds [Member]
Cash equivalents:
Cash equivalents	0	0	0
Fair Value, Measurements, Recurring | Level 2 [Member] | U.S. agency obligations [Member]
Cash equivalents:
Cash equivalents		3,000,000	1,561,000
Marketable securities:
Marketable securities	34,505,000	80,715,000	175,696,000
Fair Value, Measurements, Recurring | Level 2 [Member] | U.S. treasury securities [Member]
Marketable securities:
Marketable securities	$ 26,821,000	$ 33,893,000	$ 5,581,000